Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value of SARs Options Granted	$ 69.55	$ 54.57	$ 35.98
Total Intrinsic Value of SARs	$ 115	$ 404	$ 328
Unrecognized Compensation Cost Related to Nonvested Awards	$ 40
Employee Stock Purchase Plan ("ESPP") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock were reserved for issuance	4,436,000
Compensation expense	$ 16	15	13
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Future Grants	13,826,000
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs and PSUs, Vested, value	$ 550	$ 475	$ 349
Unrecognized Compensation Cost Related to Nonvested Awards	$ 324